Segment Reporting - Schedule of Operating Income (Loss) by Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
NET SALES	$ 16,788,736	$ 24,096,169
COST OF SALES	4,998,682	7,675,264
Gross profit	11,790,054	16,420,905
General and administrative	4,258,177	5,380,819
Selling and marketing	8,514,634	12,428,314
Total operating expenses	12,772,811	17,809,133
Operating income (loss)	(982,757)	(1,388,228)
DRTV Consumer [Member]
NET SALES	12,478,174	18,779,285
COST OF SALES	2,820,869	4,902,720
Gross profit	9,657,305	13,876,565
General and administrative	4,008,049	4,724,577
Selling and marketing	8,484,184	12,325,620
Total operating expenses	12,492,233	17,050,197
Operating income (loss)	(2,834,928)	(3,173,632)
International Third Party Distributor [Member]
NET SALES	4,310,562	5,316,884
COST OF SALES	2,177,813	2,772,544
Gross profit	2,132,749	2,544,340
General and administrative	250,128	656,242
Selling and marketing	30,450	102,694
Total operating expenses	280,578	758,936
Operating income (loss)	$ 1,852,171	$ 1,785,404